Schedule of interest in subsidiaries (Details)		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024
THCL Travel Holding Cyprus Limited [member]
IfrsStatementLineItems [Line Items]
Description of nature of entity's operations and principal activities		Investment Company
Country of incorporation		Cyprus
Proportion of ownership interest in subsidiary		100.00%	100.00%
Yatra USA Corp [member]
IfrsStatementLineItems [Line Items]
Description of nature of entity's operations and principal activities		Investment Company
Country of incorporation		USA
Proportion of ownership interest in subsidiary	[1]	100.00%	100.00%
Yatra USA, LLC [member]
IfrsStatementLineItems [Line Items]
Description of nature of entity's operations and principal activities		Travel & Travel related services
Country of incorporation		USA
Proportion of ownership interest in subsidiary		100.00%	100.00%
Asia Consolidated DMC Pte. Ltd. [member]
IfrsStatementLineItems [Line Items]
Description of nature of entity's operations and principal activities		Travel & Travel related services
Country of incorporation		Singapore
Proportion of ownership interest in subsidiary		100.00%	100.00%
Middle East Travel Management Company Private Limited [member]
IfrsStatementLineItems [Line Items]
Description of nature of entity's operations and principal activities		Travel & Travel related services
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
Yatra Online Limited [Member]
IfrsStatementLineItems [Line Items]
Description of nature of entity's operations and principal activities		Travel & Travel related services
Country of incorporation		India
Proportion of ownership interest in subsidiary	[2]	64.46%	64.46%
Yatra Corporate Hotel Solutions Private Limited [member]
IfrsStatementLineItems [Line Items]
Description of nature of entity's operations and principal activities		Travel & Travel related services
Country of incorporation		India
Proportion of ownership interest in subsidiary	[3]	64.46%	64.46%
TSI Yatra Private Limited [member]
IfrsStatementLineItems [Line Items]
Description of nature of entity's operations and principal activities		Travel & Travel related services
Country of incorporation		India
Proportion of ownership interest in subsidiary	[3]	64.46%	64.46%
Yatra TG Stays Private Limited [member]
IfrsStatementLineItems [Line Items]
Description of nature of entity's operations and principal activities		Travel & Travel related services
Country of incorporation		India
Proportion of ownership interest in subsidiary	[3]	64.46%	64.46%
Yatra Hotel Solutions Private Limited [member]
IfrsStatementLineItems [Line Items]
Description of nature of entity's operations and principal activities		Travel & Travel related services
Country of incorporation		India
Proportion of ownership interest in subsidiary	[3]	64.46%	64.46%
Air travel bureau limited [member]
IfrsStatementLineItems [Line Items]
Description of nature of entity's operations and principal activities		Travel & Travel related services
Country of incorporation		India
Proportion of ownership interest in subsidiary	[3]	64.46%	64.46%
Travel.Co.In Private Limited [member]
IfrsStatementLineItems [Line Items]
Description of nature of entity's operations and principal activities		Travel & Travel related services
Country of incorporation		India
Proportion of ownership interest in subsidiary	[3]	64.46%	64.46%
Yatra Online Freight Services Private Limited [member]
IfrsStatementLineItems [Line Items]
Description of nature of entity's operations and principal activities		Freight forwarding services
Country of incorporation		India
Proportion of ownership interest in subsidiary	[3]	64.46%	64.46%
Yatra Middle East L.L.C-FZ [member]
IfrsStatementLineItems [Line Items]
Description of nature of entity's operations and principal activities		Computer programming, consultancy and related activities, arranging and assembling tours and forwarding of freight
Country of incorporation		United Arab Emirates
Proportion of ownership interest in subsidiary	[4]	64.46%	64.46%
Yatra MICE and Holidays Limited [member]
IfrsStatementLineItems [Line Items]
Description of nature of entity's operations and principal activities		Travel & Travel related services
Proportion of ownership interest in subsidiary	[5]	63.82%
Globe All India Services Limited [Member]
IfrsStatementLineItems [Line Items]
Description of nature of entity's operations and principal activities		Travel & Travel related services
Proportion of ownership interest in subsidiary	[2]	64.46%

[1]	Includes 18.63% (March 31, 2024: 18.63%) Class F Shares owned by Terrapin 3’s founder stockholders having no voting right. Terrapin 3’s founder stockholders also own Class F Shares in the Company having no economic value and have an exchange right to acquire Ordinary Shares of the Company.
[2]	Remaining shares of 35.54% (March 31, 2024: 35.54%) are held by the public and institutional shareholder (non-controlling shareholder) as at March 31, 2025. Refer to note 29.
[3]	Remaining shares of 35.54% (March 31, 2024: 35.54%) are held indirectly by the non-controlling shareholder as at March 31, 2025 through Yatra Online Limited.
[4]	On February 9, 2023, Yatra Middle East L.L.C.-FZ was incorporated in Dubai, United Arab Emirates with principal activity of Computer programming, consultancy and related activities, arranging and assembling tours and forwarding of freight. Yatra Online, Inc. (the “Company”), through its subsidiary, Yatra Online Limited holds all of the outstanding shares of Yatra Middle East L.L.C.-FZ.
[5]	Remaining shares of 36.18% are held are held indirectly by the non-controlling shareholder as at March 31, 2025 through Yatra Online Limited.